Stockholders’ Deficit - Narrative (Details)					1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended				14 Months Ended
	Jun. 11, 2025 USD ($)	Apr. 24, 2025 USD ($) $ / shares	Feb. 26, 2025 USD ($) $ / shares shares	Mar. 04, 2024 vote shares	Nov. 30, 2022 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 $ / shares shares	May 12, 2025 USD ($)	Mar. 31, 2025 $ / shares shares	Nov. 22, 2024 $ / shares shares	Nov. 12, 2024 USD ($) $ / shares	May 13, 2024 $ / shares	May 12, 2024 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)						500,000,000	[1]		500,000,000	[1]		500,000,000	[1],[2]	100,000,000	[2]	100,000,000 [2]
Number of entitled vote | vote				1
Preferred stock, shares authorized (in shares)						10,000,000			10,000,000			10,000,000		10,000,000		10,000,000		10,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares						$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares outstanding (in shares)						0			0			0		0		0		0
Preferred stock, shares issued (in shares)						0			0			0		0		0		0
Class of warrant or right, purchase price of warrants or rights, percentage																	110.00%
Class of warrant or right, volume weighted trading price days																	5 days
Change in fair value of warrant liability | $						$ 2,796,350		$ (213,942)	$ 3,501,079		$ (190,819)	$ (187,173)		$ 0
Private Placement
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 2.16
Sale of stock, number of shares issued in transaction (in shares)					114,235									29,844		55,975
Sale of stock, price per share (in dollars per share) | $ / shares					$ 35.01
Sale of stock, volume weighted trading price percentage		110.00%
Consideration received on transaction | $		$ 500,000
Private Placement | Common Stock
Class of Stock [Line Items]
Sale of stock, initial exercise date to purchase, term		10 years
Yorkville
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				333,334
Private Investment Public Entity Agreement | Related Party
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																			$ 2.016
Shares issued, price per share (in dollars per share) | $ / shares																			$ 1.752	$ 1.752
Common stock, shares subscribed but unissued (in shares)						2,050,047			2,050,047										1,458,314
Class of warrant or right, unissued (in shares)																			1
Common stock, value, subscriptions, total | $																	$ 200,000			$ 2,560,000
PubCo Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 34.50									$ 6.90	$ 34.50
Shares issued, price per share (in dollars per share) | $ / shares												$ 27.60
Total equity proceeds, percentage						65.00%			65.00%			65.00%
Class of warrant or right, threshold trading days						20 days			20 days			20 days
Class of warrant or right, greater than the market value, percentage						115.00%			115.00%			115.00%
Class of warrant or right, threshold trading day period						30 days			30 days			30 days
Expiration term												5 years
Class of warrant or right, outstanding (in shares)						7,963,212			7,963,212			7,963,212
PubCo Warrants | Minimum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 0.03
PubCo Warrants | Maximum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 54.00									$ 10.80	$ 54.00
PubCo Warrants - Public Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)						7,666,767			7,666,767
PubCo Warrants - Private Placement Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)						264,990			264,990
PubCo Warrants - Working Capital Note Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)						31,455			31,455
Lynrock Lake Warrant | Lynrock Lake Term Loan
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 1.20
Shares issued (in shares)			20,333,623
Change in fair value of warrant liability | $	$ 19,396,939
Yorkville Warrant | Yorkville
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 1.20
Yorkville Warrant | Lynrock Lake Term Loan
Class of Stock [Line Items]
Change in fair value of warrant liability | $	$ 3,589,189		$ 3,589,189

[1]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).